Cover	Feb. 17, 2025
Cover [Abstract]
Entity Registrant Name	KARBON-X CORP.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 17, 2025
Entity Ex Transition Period	false
Entity File Number	000-56002
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Entity Address Address Line 1	1720 54- 5 Ave SW
Entity Address Address Line 2	Calgary
Entity Address City Or Town	Alberta
Entity Address Country	CA
Entity Address Postal Zip Code	T2P 0M2
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	256-5730
Security 12b Title	Common Stock
Trading Symbol	Karx